Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 392,043	$ 387,905
Accumulated amortization	263,144	227,671
Intangible assets	128,899	160,234
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	382,488	378,350
Accumulated amortization	263,144	227,671
Intangible assets	119,344	150,679	$ 99,742
Definite Lived Intangible Assets [Member] | Unpaid losses and loss expenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,196	191,196
Accumulated amortization	191,196	168,581
Intangible assets	0	22,615
Definite Lived Intangible Assets [Member] | Renewal Rights [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	31,828	27,909
Intangible assets	16,335	20,254
Definite Lived Intangible Assets [Member] | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,546	63,408
Accumulated amortization	36,188	29,353
Intangible assets	31,358	34,055
Definite Lived Intangible Assets [Member] | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	3,932	1,828
Intangible assets	$ 71,651	73,755
Estimated useful life of intangible assets	100 years
Indefinite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	$ 7,350
Indefinite Lived Intangible Assets [Member] | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	$ 9,555	$ 9,555
Minimum | Definite Lived Intangible Assets [Member] | Renewal Rights [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite Lived Intangible Assets [Member] | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite Lived Intangible Assets [Member] | Renewal Rights [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite Lived Intangible Assets [Member] | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years